TRADE PAYABLES	12 Months Ended
Dec. 31, 2021
Trade Payables
TRADE PAYABLES

19.	TRADE PAYABLES

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Trade payables	28,621	21,118	3,321

The aging analysis of trade payables as of December 31, 2020 and 2021 is as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Within 1 year	23,754	8,326	1,308
Between 1 and 2 years	2,286	10,030	1,578
Over 2 years	2,581	2,762	435

Total	28,621	21,118	3,321

Trade payables are mainly due to subcontractors of construction services and the vendors of labor service. The trade payables are non-interest-bearing and are normally settled within one year.